Provisions (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions
Other provisions at beginning of period	kr 11,792	kr 14,530
Provisions for the year	21,109	1,027
Amounts claimed for the year		(204)
Reversal of unused amounts		(4,239)
Exchange differences	(306)	678
Other provisions at end of period	32,595	11,792
Social Security Costs on Share-Based Payment
Reconciliation of changes in other provisions
Other provisions at beginning of period	11,792	13,084
Provisions for the year	21,109	1,027
Amounts claimed for the year		(204)
Reversal of unused amounts		(2,666)
Exchange differences	(306)	551
Other provisions at end of period	kr 32,595	11,792
Other Provision
Reconciliation of changes in other provisions
Other provisions at beginning of period		1,446
Reversal of unused amounts		(1,573)
Exchange differences		kr 127